Acquisitions and Dispositions (Pro Forma Information) (Details) - SGT and Aspire Defence - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenue	$ 6,194	$ 6,137
Net income attributable to KBR	$ (53)	$ 172
Diluted earnings per share (usd per share)	$ (0.37)	$ 1.20